Deposits and Prepayment (Tables)	12 Months Ended
Sep. 30, 2025
Deposits and Prepayment [Abstract]
Schedule of Deposits and Prepayment
	As of September 30,
	2024	2025
Deposits and prepayment classified as non-current assets:
Trade deposit	$320,513	$192,308
Financing service deposit (note)	897,436	-
Prepaid accounting service fee (note)	-	73,333
Prepaid financing service fee (note)	62,500	-
Deposits paid for purchase of property, plant and equipment	462,974	8,333
Total deposits classified as non-current assets	$1,743,423	$273,974

Deposit – related party classified as non-current assets:
Deposit for operating lease arrangement	600,000	897,436
Total deposit – related party classified as non-current assets	$600,000	$897,436

Deposits and prepayment classified as current assets:
Prepaid insurance expenses	$11,127	$12,115
Prepaid logistics costs	-	4,720
Prepaid accounting service	-	20,000
Financial service deposit (note)	187,500	-
Utility and other deposit	4,551	5,811
Total deposits and prepayment classified as current assets	$203,178	$42,646